LHA Market StateTM Alpha Seeker ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Par		Security Description	Effective Yield	Maturity	Value
		SHORT-TERM INVESTMENTS - 101.0%
		U. S. Treasury Bills -14.4%
$5,843,000		United States Treasury Bill (b)(c)	0.02%	4/21/2022	$5,842,602

Shares		Money Market Funds - 86.6%
17,597,616		First American Government Obligations Fund, Class X, 0.19% (a)(d)			17,597,616
17,597,617		First American Treasury Obligations Fund, Class X, 0.22% (a)(d)			17,597,617
					35,195,233
		TOTAL SHORT-TERM INVESTMENTS (Cost $41,038,151)			41,037,835

		TOTAL INVESTMENTS - 101.0% (Cost $41,038,151)			41,037,835
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%			(404,630)
		NET ASSETS - 100.0%			$40,633,205

	Percentages are stated as a percentage of net assets.

	(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at  www.sec.gov.

	(b)
All or a portion of this security is held as collateral for written options and futures contracts. At March 31, 2022, the total value of this security held as collateral amounted to $5,842,602 or 14.4% of net assets.

	(c)	Zero coupon bond.
	(d)	Annualized seven-day yield as of March 31, 2022.

SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2022 (Unaudited)
Number of Short Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
(45)	S&P 500 E-Mini Future (a)	June 2022	$(10,194,188)	$(54,578)

(a)	Exchange Traded.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets^
Short-Term Investments	$35,195,233	$5,842,602	$-	$41,037,835
Total Investments in Securities	$35,195,233	$5,842,602	$-	$41,037,835
^ See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(54,578)	$-	$-	$(54,578)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 3.